Share-based compensation - Black-Scholes Option Pricing Model (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based compensation
Expected volatility	81.00%	66.00%
Risk-free interest rate	2.60%	3.70%
Expected life	4 years	4 years
Weighted average share price	$ 2.51	$ 2.74
Weighted average fair value of options granted	$ 1.52	$ 1.45
Share based compensation expense	$ 2,400,000	$ 2,300,000